OMB APPROVAL
OMB Number: 3235-0578
Expires: May 31, 2007
Estimated average burden
hours per response....21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - March 31, 2007 (unaudited)

Number
of Shares		Value
	Common Stocks - 85.7%
	Consumer Discretionary - 18.0%
40,000	Abercrombie & Fitch Co. - CL A	3,027,200
53,333	Aeropostale Inc*	2,145,587
60,000	Bed Bath & Beyond Inc.*	2,410,200
75,000	Best Buy Co. Inc.	3,654,000
90,000	Home Depot Inc.	3,306,600
110,000	Lowe's Cos, Inc.	3,463,900
45,000	Target Corp.	2,666,700

	Exchange-Traded Funds - 3.0%
80,000	Nasdaq-100 Index Tracking Stock	3,482,400

	Energy - 6.2%
40,000	Apache Corp.	2,828,000
30,000	Transocean Inc.*	2,451,000
36,500	Unit Corp.*	1,846,535

	Financials - 13.7%
50,000	Capital One Financial Corp.	3,773,000
70,000	Citigroup, Inc.	3,593,800
80,000	Countrywide Financial Corp.	2,691,200
40,000	Merrill Lynch & Co., Inc.	3,266,800
30,800	Morgan Stanley	2,425,808

	Health Care - 16.0%
65,400	Amgen, Inc.*	3,654,552
74,000	Biogen Idec Inc.*	3,284,120
15,000	Biomet Inc.	637,350
61,500	Boston Scientific Co.*	894,210
100,000	Health Management Associates, Inc.*	1,087,000
35,000	Medtronic Inc.	1,717,100
50,000	Patterson Cos, Inc.*	1,774,500
89,800	Pfizer Inc.	2,268,348
57,000	United Health Group, Inc.	3,019,290

	Industrial - 0.2%
6,000	FLIR Systems, Inc.*	214,020

	Insurance - 2.1%
40,000	MGIC Investment Corp.	2,356,800

	Software - 3.8%
120,000	Symantec Corp.*	2,076,000
70,000	Transaction Systems Architects Inc.*	2,267,300

	Technology - 22.7%
77,000	Altera Corp.	1,539,230
80,200	Applied Materials, Inc.	1,469,264
100,000	Cisco Systems, Inc.*	2,553,000
80,400	Dell Inc.*	1,866,084
75,000	eBay Inc.*	2,486,250
190,500	Flextronics International Ltd.*	2,084,070
5,000	Google, Inc. CL A*	2,290,800
110,000	Intel Corp.	2,104,300
71,000	Linear Technology Co.	2,242,890
96,000	Qlogic Corp.*	1,632,000
50,000	Zebra Technologies Corp. CL A*	1,930,500
65,000	Qualcomm Inc.	2,772,900
40,000	Xilinx Inc.	1,029,200

	Total Long-Term Investments
	(Cost $101,908,544)	$98,283,808
Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written	Date	Price	Value
400	Abercrombie & Fitch Co. - CL A	May 2007	$70.00	$290,000
533	Aeropostale Inc.	July 2007	35.00	370,435
500	Altera Corp.	September 2007	22.50	40,000
270	Altera Corp.	January 2008	20.00	67,500
52	Amgen, Inc.	April 2007	80.00	260
300	Amgen, Inc.	July 2007	70.00	6,750
145	Amgen, Inc.	July 2007	80.00	725
230	Apache Corp.	April 2007	65.00	135,700
170	Apache Corp.	January 2008	70.00	126,650
300	Applied Materials, Inc.	April 2007	18.00	17,250
356	Applied Materials, Inc.	April 2007	19.00	4,450
300	Bed Bath & Beyond, Inc.	May 2007	42.50	19,500
300	Bed Bath & Beyond, Inc.	August 2007	42.50	51,750
306	Best Buy Co. Inc.	June 2007	52.50	32,130
265**	Best Buy Co. Inc.	January 2008	53.375	137,138
160	Biogen Idec Inc.	April 2007	45.00	12,400
480	Biogen Idec Inc.	January 2008	50.00	115,200
150	Biomet, Inc	April 2007	35.00	115,500
215	Boston Scientific Corp.	August 2007	20.00	3,225
250	Capital One Financial Corp.	June 2007	80.00	48,750
250	Capital One Financial Corp.	January 2008	85.00	106,250
500	Cisco Systems, Inc.	April 2007	27.50	3,750
400	Cisco Systems, Inc.	July 2007	27.50	33,000
100	Cisco Systems, Inc.	October 2007	27.50	14,750
100	Countrywide Financial Corp.	April 2007	35.00	8,250
500	Countrywide Financial Corp.	July 2007	42.50	23,750
200	Countrywide Financial Corp.	October 2007	40.00	33,500
400	Dell Inc.	May 2007	27.50	3,000
200	Dell Inc.	August 2007	27.50	7,500
450	eBay Inc.	April 2007	35.00	22,500
300	eBay Inc.	January 2008	32.50	142,500
1,000	Flextronics International Ltd.	April 2007	12.50	2,000
905	Flextronics International Ltd.	January 2008	12.50	72,400
60	FLIR Systems, Inc.	April 2007	35.00	7,950
50	Google, Inc. CL A	September 2007	450.00	218,000
300	Home Depot, Inc.	May 2007	42.50	2,250
300	Home Depot, Inc.	August 2007	42.50	10,500
500	Intel Corp.	April 2007	20.00	13,000
300	Intel Corp.	July 2007	20.00	23,700
300	Intel Corp.	July 2007	22.50	7,050
710	Linear Technology Co.	January 2008	35.00	124,250
1,000	Lowe's Cos, Inc.	April 2007	32.50	32,500
100	Lowe's Cos, Inc.	July 2007	32.50	15,250
350	Medtronic Inc.	August 2007	55.00	26,250
200	Merrill Lynch & Co., Inc.	July 2007	85.00	66,000
200	Merrill Lynch & Co., Inc.	January 2008	90.00	88,000
211	MGIC Investment Corp.	January 2008	65.00	104,445
72	Morgan Stanley	April 2007	80.00	8,640
228	Morgan Stanley	October 2007	75.00	200,640
255	Nasdaq 100-Index Tracking Stock	April 2007	42.00	49,343
545	Nasdaq 100-Index Tracking Stock	April 2007	44.00	29,158
270	Patterson Cos, Inc.	April 2007	35.00	29,700
230	Patterson Cos, Inc.	April 2007	40.00	1,150
300	Qlogic Corp.	July 2007	20.00	9,750
200	Qlogic Corp.	January 2008	20.00	17,000
100	Qualcomm Inc.	April 2007	40.00	31,000
250	Qualcomm Inc.	July 2007	42.50	83,750
300	Qualcomm Inc.	January 2008	40.00	216,000
300	Symantec Corp.	October 2007	17.50	49,500
900	Symantec Corp.	January 2008	20.00	94,500
450	Target Corp.	April 2007	57.50	110,250
180	Transaction Systems Architects Inc.	May 2007	35.00	12,150
30	Transaction Systems Architects Inc.	August 2007	30.00	13,200
161	Transaction Systems Architects Inc.	August 2007	35.00	30,188
329	Transaction Systems Architects Inc.	November 2007	30.00	167,790
50	Transocean, Inc.	May 2007	75.00	41,000
250	Transocean, Inc.	August 2007	80.00	183,750
365	Unit Corp.	September 2007	50.00	171,550
300	United Health Group, Inc.	September 2007	55.00	102,000
270	United Health Group, Inc.	January 2008	55.00	135,000
400	Xilinx Inc.	January 2008	25.00	142,000
500	Zebra Technologies Corp. CL A	August 2007	40.00	106,250
	Total Call Options Written
	(Premiums Received $6,694,320)			$4,842,865

	**150 shares per contract
Short-Term Securities - 3.0%
U.S. Treasury issued 4/30/2005 at 3.625%, due 4/30/2007
Proceeds at maturity are $400,000
(Cost $399,533)	$399,533

U.S. Treasury issued 8/1/2005 at 3.875%, due 7/31/2007
Proceeds at maturity are $3,000,000
(Cost $2,988,906)	$2,989,338

Repurchase Agreement - 16.1%
Morgan Stanley issued 3/30/07 at 5.00%, due
4/2/07, collateralized by $18,883,984 in United
States Treasury Notes due 5/15/08. Proceeds at
maturity are $18,516,712 (Cost $18,509,000).	$18,509,000

Total Investments - 104.8%
(Cost $123,805,983)	$120,181,679
Liabilities less cash and other assets - (0.6%)	$(622,259)
Total Call Options Written - (4.2%)	$(4,842,865)
Net Assets - 100%	$114,716,555

*Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 15, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2007